787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust

Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 13 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 15 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: ClearBridge Large Cap Growth ESG ETF (the “Fund”). The Fund will be the second actively-managed ETF offered by the Trust. The Trust and Legg Mason Partners Fund Advisor, LLC, the Fund’s manager, have received exemptive relief from the SEC to permit the Trust to offer fully transparent, actively-managed series (Inv. Co. Act Rel. Nos. 32360 (Nov. 16, 2016) (notice) and 32391 (Dec. 13, 2016) (order)). Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other instruments with similar economic characteristics of U.S. companies with large market capitalizations that meet its financial and environmental, social and governance (“ESG”) criteria. The fund may also invest in companies that the subadviser believes are making substantial progress toward becoming a leader in ESG policies. The fund’s investment strategy focuses on consistent growth of capital while managing volatility. The Fund’s Prospectus includes disclosure regarding the prior performance of accounts managed by ClearBridge Investments, LLC, the Fund’s subadviser, with an investment objective, strategy and policies substantially similar to those of the Fund.

While the Fund will be actively managed, its shares will be offered in a manner substantially similar to that of the Trust’s other series. Accordingly, the disclosures in the sections of the Fund’s Prospectus entitled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker-dealers and other financial intermediaries,” “Tax advantaged product structure,” “Shareholder information,” “Dividends, other distributions and taxes,” “Creations and redemptions” and “Financial highlights” and the sections of the Fund’s Statement of Additional Information (“SAI”) entitled “Organization of Legg Mason ETF Investment Trust,” “Investment Policies,” “Management,” “Continuous Offering,” “Book Entry Only System,” “Creations and Redemptions,” “Determination of Net Asset Value,” “Portfolio Transactions,” “Disclosure of Portfolio Holdings,” “The Trust,” “Taxes” and “Financial Statements” are substantially similar to those sections in the Prospectuses and SAIs of the Trust’s other series, which have been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    MILAN     ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

If you have any questions or comments, please call me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC